VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.0%
Tennessee Valley Authority 1.500%, 9/15/31	$ 775	$ 631
U.S. Treasury Bonds
2.250%, 2/15/52	4,000	2,548
3.625%, 5/15/53	1,500	1,276
U.S. Treasury Notes
2.875%, 5/15/32	2,000	1,802
3.375%, 5/15/33	2,000	1,854
Total U.S. Government Securities (Identified Cost $9,460)		8,111

Mortgage-Backed Securities—9.6%
Agency—7.5%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	774
Federal National Mortgage Association
2021-M3G, A2 1.287%, 1/25/31(1)	1,000	807
2021-M2G, A2 1.421%, 3/25/31(1)	1,000	809
2021-M2S, A2 1.867%, 10/25/31(1)	1,000	822
Government National Mortgage Association
Pool #784446 3.000%, 2/20/48	620	537
Pool #784648 3.000%, 11/20/48	1,402	1,262
Pool #BV0838 2.500%, 8/20/50	3,729	3,116
Pool #MA6985 2.000%, 11/20/50	933	732
Pool #MA7366 2.000%, 5/20/51	1,640	1,328
		10,187

Non-Agency—2.1%
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.248%, 3/15/37(1)(2)	500	473
BX Commercial Mortgage Trust 2019-IMC, A (1 month Term SOFR + 1.046%, Cap N/A, Floor 1.000%) 144A 6.375%, 4/15/34(1)(2)	283	279
BX Trust 2023-LIFE, A 144A 5.045%, 2/15/28(2)	500	484
DBCG Mortgage Trust 2017-BBG, A (Prime + 0.000%) 144A 8.500%, 6/15/34(1)(2)	648	648
	Par Value	Value

Non-Agency—continued
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(2)	$ 1,250	$ 1,020
		2,904

Total Mortgage-Backed Securities (Identified Cost $15,815)		13,091

Asset-Backed Securities—4.7%
Agency—1.8%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,025	925
2020-25L, 1 1.210%, 12/1/45	1,150	885
2021-25B, 1 1.340%, 2/1/46	509	399
2021-25I, 1 1.560%, 9/1/46	218	174
		2,383

Automobiles—0.1%
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	163	161
Collateralized Loan Obligations—1.4%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month Term SOFR + 1.242%, Cap N/A, Floor 0.980%) 144A 6.564%, 5/15/30(1)(2)	672	673
Venture 42 CLO Ltd. 2021-42A, A1A (3 month Term SOFR + 1.392%, Cap N/A, Floor 1.130%) 144A 6.720%, 4/15/34(1)(2)	1,220	1,220
		1,893

Consumer Loans—1.4%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(2)	500	455
2022-S1, A 144A 4.130%, 5/14/35(2)	1,500	1,468
		1,923

Total Asset-Backed Securities (Identified Cost $7,039)		6,360

Convertible Bonds and Notes—3.0%
Auto Manufacturers—0.0%
Rivian Automotive, Inc. 4.625%, 3/15/29	12	12
	Par Value	Value

Biotechnology—0.2%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	$ 47	$ 51
Guardant Health, Inc. 0.000%, 11/15/27(3)	52	40
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	38	42
Livongo Health, Inc. 0.875%, 6/1/25	38	36
NeoGenomics, Inc. 0.250%, 1/15/28	44	34
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	4	9
		212

Commercial Services—0.2%
Affirm Holdings, Inc. 0.000%, 11/15/26(3)	43	36
Alarm.com Holdings, Inc. 0.000%, 1/15/26(3)	41	37
Block, Inc.
0.000%, 5/1/26(3)	41	37
0.250%, 11/1/27	45	37
Euronet Worldwide, Inc. 0.750%, 3/15/49	36	35
Repay Holdings Corp. 144A 0.000%, 2/1/26(2)(3)	43	39
Shift4 Payments, Inc. 0.000%, 12/15/25	38	44
Stride, Inc. 1.125%, 9/1/27	35	50
		315

Computers—0.1%
CyberArk Software Ltd. 0.000%, 11/15/24	20	35
Seagate HDD Cayman 144A 3.500%, 6/1/28(2)	65	89
Zscaler, Inc. 0.125%, 7/1/25	51	68
		192

Electric Utilities—0.2%
CMS Energy Corp. 3.375%, 5/1/28	42	41
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(2)	41	47
NRG Energy, Inc. 2.750%, 6/1/48	21	40
PG&E Corp. 144A 4.250%, 12/1/27(2)	80	81
PPL Capital Funding, Inc. 2.875%, 3/15/28	60	57
Southern Co. (The) 3.875%, 12/15/25	20	21
		287

Electronics—0.0%
Itron, Inc. 0.000%, 3/15/26	39	39
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Engineering & Construction—0.1%
Fluor Corp. 144A 1.125%, 8/15/29(2)	$ 44	$ 50
Granite Construction, Inc. 3.750%, 5/15/28	12	18
		68

Environmental Services—0.1%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(2)	61	72
Financial Services—0.1%
EZCORP, Inc. 144A 3.750%, 12/15/29(2)	52	60
WisdomTree, Inc. 5.750%, 8/15/28	35	43
		103

Food & Beverage—0.0%
Post Holdings, Inc. 2.500%, 8/15/27	40	44
Health Care REITs—0.0%
Welltower OP LLC 144A 2.750%, 5/15/28(2)	51	60
Healthcare-Products—0.2%
Exact Sciences Corp.
0.375%, 3/1/28	50	41
144A 2.000%, 3/1/30(2)	33	29
Haemonetics Corp.
0.000%, 3/1/26(3)	41	37
144A 2.500%, 6/1/29(2)	43	42
Insulet Corp. 0.375%, 9/1/26	43	47
Lantheus Holdings, Inc. 2.625%, 12/15/27	38	47
NuVasive, Inc. 0.375%, 3/15/25	39	37
		280

Healthcare-Services—0.0%
Teladoc Health, Inc. 1.250%, 6/1/27	44	36
Home Builders—0.0%
LCI Industries 1.125%, 5/15/26	47	44
Internet—0.4%
Booking Holdings, Inc. 0.750%, 5/1/25	41	86
Etsy, Inc. 0.125%, 9/1/27	52	43
Fiverr International Ltd. 0.000%, 11/1/25(3)	20	18
Lyft, Inc. 144A 0.625%, 3/1/29(2)	19	19
Palo Alto Networks, Inc. 0.375%, 6/1/25	32	109
PDD Holdings, Inc. 0.000%, 12/1/25	53	52
Spotify USA, Inc. 0.000%, 3/15/26(3)	52	49
	Par Value	Value

Internet—continued
Uber Technologies, Inc. Series 2028 144A 0.875%, 12/1/28(2)	$ 20	$ 24
Upwork, Inc. 0.250%, 8/15/26	40	36
Wayfair, Inc.
3.250%, 9/15/27	22	25
3.500%, 11/15/28	25	35
Wix.com Ltd. 0.000%, 8/15/25(3)	20	19
		515

Leisure Time—0.2%
Carnival Corp. 5.750%, 12/1/27	43	70
NCL Corp., Ltd.
5.375%, 8/1/25	48	58
2.500%, 2/15/27	49	47
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	30	97
		272

Miscellaneous Manufacturing—0.1%
Axon Enterprise, Inc. 0.500%, 12/15/27	58	80
Oil, Gas & Consumable Fuels—0.1%
Nabors Industries, Inc. 1.750%, 6/15/29	61	44
Permian Resources Operating LLC 3.250%, 4/1/28	14	39
		83

Passenger Airlines—0.0%
American Airlines Group, Inc. 6.500%, 7/1/25	34	35
Pharmaceuticals—0.1%
Collegium Pharmaceutical, Inc. 2.875%, 2/15/29	39	43
Herbalife Ltd. 144A 4.250%, 6/15/28(2)	44	40
		83

Private Equity—0.0%
HAT Holdings I LLC
144A 0.000%, 5/1/25(2)(3)	36	38
144A 3.750%, 8/15/28(2)	15	18
		56

Retail—0.1%
Burlington Stores, Inc.
2.250%, 4/15/25	42	49
144A 1.250%, 12/15/27(2)	46	60
		109

	Par Value	Value

Semiconductors—0.1%
Impinj, Inc. 1.125%, 5/15/27	$ 30	$ 46
MKS Instruments, Inc. 144A 1.250%, 6/1/30(2)	47	50
ON Semiconductor Corp. 0.500%, 3/1/29	7	7
		103

Software—0.6%
Akamai Technologies, Inc.
0.375%, 9/1/27	10	10
144A 1.125%, 2/15/29(2)	11	10
Altair Engineering, Inc. 1.750%, 6/15/27	5	7
Bandwidth, Inc. 0.500%, 4/1/28	58	43
Bentley Systems, Inc.
0.125%, 1/15/26	45	44
0.375%, 7/1/27	50	45
BlackLine, Inc. 0.000%, 3/15/26(3)	38	35
CSG Systems International, Inc. 144A 3.875%, 9/15/28(2)	45	42
Datadog, Inc. 0.125%, 6/15/25	56	81
Dayforce, Inc. 0.250%, 3/15/26	41	37
Dropbox, Inc.
0.000%, 3/1/26(3)	46	43
0.000%, 3/1/28(3)	49	44
Five9, Inc. 0.500%, 6/1/25	46	44
HubSpot, Inc. 0.375%, 6/1/25	32	67
MicroStrategy, Inc.
0.750%, 12/15/25	8	28
0.000%, 2/15/27	15	18
Nutanix, Inc. 0.250%, 10/1/27	22	26
Progress Software Corp. 1.000%, 4/15/26	40	42
RingCentral, Inc.
0.000%, 3/1/25(3)	38	36
0.000%, 3/15/26(3)	42	38
Verint Systems, Inc. 0.250%, 4/15/26	73	67
Workiva, Inc. 144A 1.250%, 8/15/28(2)	18	16
		823

Telecommunications—0.0%
InterDigital, Inc. 3.500%, 6/1/27	28	43
Transportation—0.1%
Air Transport Services Group, Inc. 144A 3.875%, 8/15/29(2)	53	45
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Transportation—continued
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	$ 20	$ 21
		66

Total Convertible Bonds and Notes (Identified Cost $3,943)		4,032

Corporate Bonds and Notes—15.1%
Apparel—0.2%
Tapestry, Inc. 3.050%, 3/15/32	315	254
Banks—4.0%
Barclays plc 7.437%, 11/2/33	500	550
BNP Paribas S.A. 144A 1.675%, 6/30/27(2)	200	185
Citigroup, Inc. 1.281%, 11/3/25	500	492
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(2)	750	697
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	580	562
HSBC Holdings plc 2.804%, 5/24/32	440	368
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	1,500	1,383
Morgan Stanley Series I 0.864%, 10/21/25	560	551
NatWest Markets plc 144A 5.410%, 5/17/29(2)	250	251
Truist Financial Corp. 1.267%, 3/2/27	400	372
		5,411

Chemicals—0.4%
Dow Chemical Co. (The) 5.150%, 2/15/34	570	558
Containers & Packaging—0.4%
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(2)	510	507
Diversified REITS—0.7%
Boston Properties LP 3.400%, 6/21/29	500	444
Equinix, Inc. 2.500%, 5/15/31	600	503
		947

Electric Utilities—3.6%
AES Corp. (The) 5.450%, 6/1/28	475	474
Constellation Energy Generation LLC 5.750%, 3/15/54	395	383
	Par Value	Value

Electric Utilities—continued
DTE Electric Co. Series A 4.050%, 5/15/48	$ 120	$ 96
Duke Energy Florida LLC
2.500%, 12/1/29	143	126
2.400%, 12/15/31	250	208
Duke Energy Progress LLC 3.450%, 3/15/29	330	308
Enel Finance International N.V. 144A 5.500%, 6/15/52(2)	400	362
MidAmerican Energy Co. 3.650%, 4/15/29	250	236
New York State Electric & Gas Corp.
144A 5.650%, 8/15/28(2)	190	193
144A 2.150%, 10/1/31(2)	255	204
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(2)	240	200
Northern States Power Co. 4.500%, 6/1/52	590	498
Oglethorpe Power Corp. 144A 5.800%, 6/1/54(2)	175	171
PacifiCorp. 5.350%, 12/1/53	590	535
Southern California Edison Co. 2.750%, 2/1/32	525	443
Wisconsin Public Service Corp. 2.850%, 12/1/51	670	414
		4,851

Entertainment—0.3%
Warnermedia Holdings, Inc. 5.050%, 3/15/42	510	415
Financial Services—1.0%
American Express Co. 4.050%, 5/3/29	560	540
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	100	90
144A 5.750%, 11/15/29(2)	155	154
Capital One Financial Corp. 6.377%, 6/8/34	520	534
		1,318

Food & Beverage—0.6%
Bacardi Ltd. 144A 5.250%, 1/15/29(2)	400	394
PepsiCo, Inc.
3.900%, 7/18/32	400	373
2.875%, 10/15/49	200	133
		900

Insurance—0.4%
F&G Annuities & Life, Inc. 6.500%, 6/4/29	535	533
	Par Value	Value

Multi-National—0.3%
International Bank for Reconstruction & Development (SOFR + 0.370%) 5.733%, 2/11/31(1)	$ 500	$ 498
Paper & Forest Products—0.3%
Suzano Austria GmbH 3.750%, 1/15/31	460	401
Personal Care Product—0.2%
Haleon U.S. Capital LLC 144A 3.375%, 3/24/27(2)	250	239
Residential REITs—0.7%
American Homes 4 Rent LP 5.500%, 2/1/34	600	590
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	369
		959

Retail REIT—0.3%
Kimco Realty OP LLC 2.700%, 10/1/30	507	438
Semiconductors—0.4%
NXP B.V. 2.500%, 5/11/31	660	552
Software—0.4%
Autodesk, Inc. 2.400%, 12/15/31	725	602
Telecommunications—0.9%
Verizon Communications, Inc. 5.500%, 2/23/54	1,000	979
Vodafone Group plc 5.875%, 6/28/64	235	226
		1,205

Total Corporate Bonds and Notes (Identified Cost $21,622)		20,588

	Shares
Convertible Preferred Stocks—0.1%
Banks—0.1%
Bank of America Corp. Series L, 7.250%	22	26
Wells Fargo & Co. Series L, 7.500%	41	49
		75

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Specialized REITs—0.0%
EPR Properties Series C, 5.750%	1,857	$ 36
Total Convertible Preferred Stocks (Identified Cost $111)		111

Preferred Stocks—0.2%
Automobiles—0.1%
Bayerische Motoren Werke AG, 7.260%	2,208	195
Electric Utilities—0.1%
Cia Energetica de Minas Gerais, 10.420%	39,364	69
Oil, Gas & Consumable Fuels—0.0%
Petroleo Brasileiro S.A., 14.630%	5,700	39
Total Preferred Stocks (Identified Cost $312)		303

Common Stocks—29.2%
Aerospace & Defense—1.0%
Bharat Electronics Ltd.	61,000	224
Hindustan Aeronautics Ltd.	700	44
Huntington Ingalls Industries, Inc.	514	127
Kongsberg Gruppen ASA	2,030	165
Lockheed Martin Corp.	540	252
Northrop Grumman Corp.	739	322
Textron, Inc.	2,200	189
		1,323

Automobile Components—0.0%
Fuyao Glass Industry Group Co., Ltd. Class A	6,000	40
Automobiles—0.5%
General Motors Co.	5,233	243
Subaru Corp.	11,100	235
Toyota Motor Corp.	4,200	86
Yamaha Motor Co., Ltd.	4,900	46
		610

Banks—2.0%
Abu Dhabi Islamic Bank PJSC	45,376	143
Bancolombia S.A. Sponsored ADR	4,474	146
Bank Central Asia Tbk PT	107,100	65
Bank Leumi Le-Israel BM	17,300	141
Bank Mandiri Persero Tbk PT	698,900	263
BDO Unibank, Inc.	25,248	55
BOC Hong Kong Holdings Ltd.	54,000	166
CTBC Financial Holding Co., Ltd.	124,680	145
	Shares	Value

Banks—continued
Dubai Islamic Bank PJSC	61,551	$ 96
E.Sun Financial Holding Co., Ltd.	85,000	75
ICICI Bank Ltd. Sponsored ADR	4,167	120
JPMorgan Chase & Co.	919	186
Mediobanca Banca di Credito Finanziario SpA	16,535	242
National Bank of Canada	560	44
Nedbank Group Ltd.	18,577	262
SinoPac Financial Holdings Co., Ltd.	451,840	354
Yapi ve Kredi Bankasi AS	190,165	197
		2,700

Beverages—0.1%
Coca-Cola Co. (The)	1,123	72
Coca-Cola Icecek AS	1,596	40
Sino Grandness Food Industry Group Ltd.(4)(5)	77,400	—
		112

Biotechnology—0.2%
AbbVie, Inc.	1,528	262
Broadline Retail—0.6%
Amazon.com, Inc.(5)	3,560	688
Dollarama, Inc.	480	44
PDD Holdings, Inc. ADR(5)	315	42
Vipshop Holdings Ltd. ADR	6,933	90
		864

Building Products—0.9%
Fortune Brands Innovations, Inc.	2,569	167
Lennox International, Inc.	683	365
Owens Corning	1,869	325
Trane Technologies plc	895	294
		1,151

Capital Markets—0.1%
Cboe Global Markets, Inc.	1,085	185
Commercial Services & Supplies—0.8%
Brambles Ltd.(5)	9,066	88
Cintas Corp.	651	456
Dai Nippon Printing Co., Ltd.	5,200	175
RB Global, Inc.	1,119	85
Waste Management, Inc.	1,485	317
		1,121

Communications Equipment—0.4%
Motorola Solutions, Inc.	1,412	545
Construction Materials—0.2%
CRH plc	3,216	240
	Shares	Value

Construction Materials—continued
Heidelberg Materials AG	647	$ 67
		307

Consumer Finance—0.1%
Synchrony Financial	3,901	184
Consumer Staples Distribution & Retail—0.4%
Kroger Co. (The)	2,725	136
Walmart, Inc.	5,150	349
		485

Containers & Packaging—0.1%
Smurfit Kappa Group plc	3,000	134
Diversified Telecommunication Services—0.1%
Nippon Telegraph & Telephone Corp.	166,200	157
Electric Utilities—0.6%
Chubu Electric Power Co., Inc.	7,700	91
CPFL Energia S.A.	8,760	51
Duke Energy Corp.	535	53
Endesa S.A.	9,152	172
Enel SpA	26,729	186
PG&E Corp.	11,383	199
		752

Electronic Equipment, Instruments & Components—0.1%
LG Innotek Co., Ltd.	560	111
Yokogawa Electric Corp.	2,200	53
		164

Entertainment—0.1%
Electronic Arts, Inc.	1,216	169
Financial Services—0.5%
Berkshire Hathaway, Inc. Class B(5)	880	358
Fidelity National Information Services, Inc.	1,732	131
Visa, Inc. Class A	622	163
Yuanta Financial Holding Co., Ltd.	70,000	69
		721

Gas Utilities—0.0%
Tokyo Gas Co. Ltd.	2,100	45
Ground Transportation—0.1%
Hankyu Hanshin Holdings, Inc.	2,500	66
Health Care REITs—0.1%
Ventas, Inc.	2,900	149
Healthcare Providers & Services—1.2%
Cencora, Inc.	1,357	306
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—continued
Centene Corp.(5)	2,740	$ 181
Cigna Group (The)	1,764	583
DaVita, Inc.(5)	2,381	330
McKesson Corp.	298	174
		1,574

Hotels, Restaurants & Leisure—0.1%
Aristocrat Leisure Ltd.	3,200	106
Household Durables—0.7%
NVR, Inc.(5)	30	228
PulteGroup, Inc.	6,323	696
Sekisui House Ltd.	1,800	40
		964

Household Products—0.4%
Colgate-Palmolive Co.	2,550	247
Henkel AG & Co. KGaA	900	71
Kimberly-Clark Corp.	810	112
Procter & Gamble Co. (The)	986	163
		593

Independent Power and Renewable Electricity Producers—0.3%
AES Corp. (The)	4,300	76
Vistra Corp.	4,071	350
		426

Industrial Conglomerates—0.2%
3M Co.	794	81
DCC plc	2,778	195
General Electric Co.	358	57
		333

Industrial REITs—0.1%
Goodman Group	5,052	117
Insurance—2.2%
Allianz SE Registered Shares	187	52
Arch Capital Group Ltd.(5)	4,706	475
Aviva plc	36,371	219
Brown & Brown, Inc.	1,724	154
Chubb Ltd.	1,569	400
Generali	1,636	41
Hartford Financial Services Group, Inc. (The)	2,512	252
Loews Corp.	1,316	98
Marsh & McLennan Cos., Inc.	266	56
MetLife, Inc.	1,540	108
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	495	248
NN Group N.V.	4,396	205
Progressive Corp. (The)	1,390	289
Talanx AG	2,300	184
	Shares	Value

Insurance—continued
Tokio Marine Holdings, Inc.	5,200	$ 194
		2,975

Interactive Media & Services—1.2%
Alphabet, Inc. Class A	4,380	798
Alphabet, Inc. Class C	1,150	211
Meta Platforms, Inc. Class A	821	414
Tencent Holdings Ltd.	3,000	143
		1,566

IT Services—0.4%
Gartner, Inc.(5)	224	100
NEC Corp.	2,000	165
SCSK Corp.	10,800	216
		481

Machinery—0.5%
Caterpillar, Inc.	160	53
Cummins India Ltd.	1,600	76
Cummins, Inc.	400	111
Doosan Bobcat, Inc.	2,550	95
PACCAR, Inc.	533	55
Weichai Power Co., Ltd. Class A	66,000	148
Xylem, Inc.	1,100	149
		687

Marine Transportation—0.6%
AP Moller - Maersk A/S Class A	137	233
COSCO SHIPPING Holdings Co., Ltd. Class H	26,000	45
Evergreen Marine Corp. Taiwan Ltd.	37,000	220
MISC Bhd	31,100	56
Mitsui OSK Lines Ltd.	5,000	150
SITC International Holdings Co., Ltd.	16,000	43
		747

Metals & Mining—0.1%
Steel Dynamics, Inc.	1,500	194
Multi-Utilities—0.7%
Consolidated Edison, Inc.	971	87
E.ON SE	15,260	200
Engie S.A.	21,961	313
National Grid plc	4,036	45
NiSource, Inc.	12,694	366
		1,011

Oil, Gas & Consumable Fuels—1.5%
ENEOS Holdings, Inc.	39,000	201
Equinor ASA	8,050	229
Marathon Petroleum Corp.	1,637	284
MOL Hungarian Oil & Gas plc	17,429	136
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Motor Oil Hellas Corinth Refineries S.A.	5,747	$ 144
OMV AG	2,100	92
Parkland Corp.	3,324	93
PTT Exploration & Production PCL Foreign Shares	21,000	87
Repsol S.A.	12,000	189
Turkiye Petrol Rafinerileri AS	47,000	238
Valero Energy Corp.	1,777	279
		1,972

Pharmaceuticals—0.9%
Eli Lilly & Co.	288	261
GSK plc	9,894	191
Johnson & Johnson	1,379	202
Merck & Co., Inc.	3,829	474
Novo Nordisk A/S Class B	751	108
		1,236

Professional Services—0.4%
Automatic Data Processing, Inc.	459	109
Booz Allen Hamilton Holding Corp. Class A	467	72
RELX plc	5,023	231
Verisk Analytics, Inc. Class A	392	106
		518

Semiconductors & Semiconductor Equipment—2.6%
Applied Materials, Inc.	1,066	252
Broadcom, Inc.	151	242
KLA Corp.	300	247
MediaTek, Inc.	5,000	216
NVIDIA Corp.	15,680	1,937
NXP Semiconductors N.V.	900	242
QUALCOMM, Inc.	602	120
Taiwan Semiconductor Manufacturing Co., Ltd.	10,000	298
		3,554

Software—2.7%
Adobe, Inc. (5)	537	298
Atlassian Corp. Class A(5)	530	94
Cadence Design Systems, Inc.(5)	423	130
InterDigital, Inc.	20	2
Manhattan Associates, Inc.(5)	857	212
Microsoft Corp.	5,519	2,467
Roper Technologies, Inc.	564	318
Salesforce, Inc.	248	64
ServiceNow, Inc.(5)	70	55
Zscaler, Inc.(5)	179	34
		3,674

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Specialty Retail—0.3%
TJX Cos., Inc. (The)	1,142	$ 126
Trent Ltd.	1,700	111
Williams-Sonoma, Inc.	400	113
		350

Technology Hardware, Storage & Peripherals—1.8%
Apple, Inc.	10,023	2,111
Logitech International S.A. Registered Shares	1,104	107
Quanta Computer, Inc.	26,000	250
		2,468

Textiles, Apparel & Luxury Goods—0.5%
Deckers Outdoor Corp.(5)	632	612
Pandora A/S	641	96
		708

Tobacco—0.2%
Altria Group, Inc.	5,450	248
Trading Companies & Distributors—0.3%
AerCap Holdings N.V.	990	92
ITOCHU Corp.	3,200	156
Mitsui & Co., Ltd.	4,200	95
Sojitz Corp.	2,000	49
Sumitomo Corp.	2,400	60
		452

Wireless Telecommunication Services—0.3%
KDDI Corp.	6,000	159
SoftBank Corp.	15,400	188
Turkcell Iletisim Hizmetleri AS	18,000	55
		402

Total Common Stocks (Identified Cost $33,244)		39,602

Affiliated Mutual Funds—17.9%
Virtus Duff & Phelps Water Fund Institutional Shares(6)(7)	203,138	4,093
Virtus NFJ Global Sustainability Fund Institutional Shares(6)(7)	1,448,230	20,232
Total Affiliated Mutual Funds (Identified Cost $24,739)		24,325

	Shares	Value

Affiliated Exchange-Traded Fund—1.9%
Capital Markets—1.9%
Virtus Duff & Phelps Clean Energy ETF(6)(7)	145,801	$ 2,550
Total Affiliated Exchange-Traded Fund (Identified Cost $2,696)		2,550

Total Long-Term Investments—87.7% (Identified Cost $118,981)		119,073

Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%)(7)	5,307,773	5,308
Total Short-Term Investment (Identified Cost $5,308)		5,308

TOTAL INVESTMENTS—91.6% (Identified Cost $124,289)		$124,381
Other assets and liabilities, net—8.4%		11,387
NET ASSETS—100.0%		$135,768

Abbreviations:
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BTP	Italian Buonie
CDX.EM	Markit CDX® Emerging Markets Index
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OP	Operating Partnership
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $11,298 or 8.3% of net assets.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Affiliated investment.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Equity: North America	42%%
Equity: Developed Markets ex U.S.	18
Equity: Emerging Markets	6
Fixed Income	45
Other	(11)
Total	100%
†% of total investments as of June 30, 2024 (includes derivative contracts).
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
IBEX 35 Index Future	July 2024	2	$233	$—	$(5)
BIST 30 Index Future	August 2024	39	148	—	(3)
Bovespa Index Future	August 2024	14	63	—	—(1)
2 Year U.S. Treasury Note Future	September 2024	5	1,021	4	—
5 Year U.S. Treasury Note Future	September 2024	43	4,583	34	—
10 Year Australian Bond Future	September 2024	36	2,727	—	(27)
10 Year Canadian Bond Future	September 2024	20	1,755	—	(14)
10 Year Euro-Bund Future	September 2024	8	1,128	9	—
10 Year U.K. Gilt Future	September 2024	10	1,233	6	—
10 Year U.S. Treasury Note Future	September 2024	8	880	—	(3)
10 Year U.S. Ultra Future	September 2024	8	908	14	—
Australian Dollar Future	September 2024	12	802	—	(1)
DAX Mini Index Future	September 2024	5	493	—(1)	—
Euro STOXX 50® Index Future	September 2024	6	317	—	(3)
Euro-BTP Future	September 2024	4	494	—	(4)
FTSE 100 Index Future	September 2024	9	934	—	(11)
FTSE/JSE Future	September 2024	6	243	—	(1)
FTSE/MIB Index Future	September 2024	1	179	—	(3)
MSCI EAFE Net Total Return Index Future	September 2024	182	4,507	—	(40)
MSCI Emerging Markets Index Future	September 2024	12	653	—	(6)
Nasdaq 100® E-Mini Index Future	September 2024	1	399	—	(5)
New Zealand Dollar Future	September 2024	2	122	—	(2)
Russell 2000® E-Mini Index Future	September 2024	2	207	2	—
S&P 500® E-Mini Index Future	September 2024	9	2,485	—	(17)
S&P 500® E-Mini Index Future	September 2024	38	9,328	—	(90)
S&P/TSX 60 Index Future	September 2024	2	383	2	—
SPI 200 Index Future	September 2024	4	518	3	—
TOPIX Index Future	September 2024	8	1,397	24	—
				$98	$(235)
Short Contracts:
Hang Seng China Enterprises Index Future	July 2024	(4)	(160)	2	—
10 Year Japanese Bond Future	September 2024	(4)	(3,552)	8	—
British Pound Future	September 2024	(7)	(553)	—	—(1)
Canadian Dollar Future	September 2024	(9)	(659)	—	(2)
Euro FX Currency Future	September 2024	(5)	(672)	5	—
Euro-OAT Future	September 2024	(2)	(264)	—(1)	—
Japanese Yen Future	September 2024	(51)	(4,011)	51	—
MSCI Emerging Markets Net Total Return Index Future	September 2024	(19)	(314)	—	(2)
U.S. Treasury Ultra Bond Future	September 2024	(2)	(251)	—	(3)
				66	(7)
Total				$164	$(242)

Centrally cleared credit default swaps - sell protection(2) outstanding as of June 30, 2024 was as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.41(4)	Quarterly	1.000%	6/20/29	$1,100	$(35)	$(30)	$—	$(5)
Total					$(35)	$(30)	$—	$(5)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$8,111	$—	$8,111	$—
Mortgage-Backed Securities	13,091	—	13,091	—
Asset-Backed Securities	6,360	—	6,360	—
Convertible Bonds and Notes	4,032	—	4,032	—
Corporate Bonds and Notes	20,588	—	20,588	—
Equity Securities:
Convertible Preferred Stocks	111	111	—	—
Preferred Stocks	303	303	—	—
Common Stocks	39,602	39,602	—	—(1)
Affiliated Exchange-Traded Fund	2,550	2,550	—	—
Affiliated Mutual Funds	24,325	24,325	—	—
Money Market Mutual Fund	5,308	5,308	—	—
Other Financial Instruments:
Futures Contracts	164	164	—	—
Total Assets	124,545	72,363	52,182	—(1)
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	(35)	—	(35)	—
Futures Contracts	(242)	(242)	—	—
Total Liabilities	(277)	(242)	(35)	—
Total Investments	$124,268	$72,121	$52,147	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.